TAXATION	6 Months Ended
Dec. 31, 2020
TAXATION
TAXATION

8.    TAXATION

Taxes on income in the interim periods are accrued using the tax rate that would be applicable to expected total annual earnings.

	12/31/2020	12/31/2019
Current tax expense	(6,716,736)	(3,131,407)
Deferred tax	875,283	1,926,752
Total	(5,841,453)	(1,204,655)

The gross movement on the deferred income tax account is as follows:

	12/31/2020	12/31/2019
Beginning of the period deferred tax	(14,164,930)	(17,358,162)
Charge of the period	875,283	1,926,752
Charge to OCI	35,203	(795,619)
Conversion difference	(145,174)	1,886,127
Total net deferred tax	(13,399,618)	(14,340,902)

The tax on the Group’s profit before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated entities as follows:

	12/31/2020	12/31/2019
(Loss) earning before income tax-rate 0%	(18,809,682)	3,265,949
Earning (loss) before income tax-rate 21%	5,796,740	(318,391)
Earning before income tax-rate 30%	14,283,092	2,929,178
Income tax charge by applying tax rate to profit before tax:	(5,502,243)	(811,891)
Share of profit or loss of subsidies, joint ventures and associates	1,481,341	719,033
Stock options charge	(29,199)	(239,312)
Rate change adjustment	(163,269)	(77,592)
Non-deductible expenses and untaxed gains	(138,273)	(33,642)
Representation expenses	(11,056)	(56,841)
Foreign investment coverage	250,662	381,154
Others	(29,321)	—
Result por inflation effect on monetary items and other finance results	(1,700,095)	(1,085,564)
Income tax expenses	(5,841,453)	(1,204,655)